Note 6 - Goodwill (Details) - Goodwill Activity In Thousands, unless otherwise specified				12 Months Ended	24 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Agency [Member] CNY	Dec. 31, 2014 Agency [Member] CNY
RMB
Balance as of January 1, 2013 & 2014	$ 21,512	133,474	78,553	78,553	78,553
Addition for acquisitions in 2014				54,921	54,921
Balance as of December 31, 2014	$ 21,512	133,474	78,553	133,474	133,474